Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
Summary of Details of Deposits
Details of deposits as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Demand deposits
Demand deposits in Korean won	￦	156,242,487	￦	169,324,051
Demand deposits in foreign currencies		13,667,783		16,531,638

		169,910,270		185,855,689

Time deposits
Time deposits in Korean won		221,342,787		224,427,609
Fair value adjustments of fair value hedged time deposits in Korean won		6,258		6,865

		221,349,045		224,434,474

Time deposits in foreign currencies		28,299,460		27,711,278
Fair value adjustments of fair value hedged time deposits in foreign currencies		(7,593)		(1,334)

		28,291,867		27,709,944

		249,640,912		252,144,418

Certificates of deposits		9,805,371		13,749,293

Investment contract liabilities		6,331,344		10,647,626

	￦	435,687,897	￦	462,397,026